Restricted share units	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Restricted share units

12. Restricted share units

Effective March 25, 2020, the Board of Directors approved a RSU Plan to grant RSUs to its officers, directors, key employees and consultants.

The following table summarizes the RSU activity during the year ended December 31, 2023:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2021	576,000	$0.62
Granted	6,620,641	0.17
Vested	(2,373,900)	0.18
Unvested as at December 31, 2022	4,822,741	$0.22
Granted	10,844,993	0.23
Vested	(5,809,217)	0.24
Forfeited	(2,813,990)	0.20
Unvested as at December 31, 2023	7,044,527	$0.24

(i) On January 10, 2022, the Company granted 500,000 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $122,249 for the year ended December 31, 2022, which is included in operation and administration expenses on the consolidated statements of (loss) income and comprehensive (loss) income.

(ii) On April 29, 2022, the Company granted 76,750 RSUs to certain consultants of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $16,800 for the year ended December, 2022, which is included in operation and administration expenses on the consolidated statements of (loss) income and comprehensive (loss) income.

(iii) On June 30, 2022, the Company granted 15,000 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $2,328 for the year ended December 31, 2022, which is included in operation and administration expenses on the consolidated statements of (loss) income and comprehensive (loss) income.

(iv) On September 29, 2022 the Company granted 33,000 RSUs to two consultants of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $2,889 for the year ended December 31, 2022, which is included in operation and administration expenses on the consolidated statements of (loss) income and comprehensive (loss) income.

(v) On October 31, 2022 the Company granted 1,599,150 RSUs to two consultants of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $111,304 for the year ended December 31, 2022, which is included in operation and administration expenses on the consolidated statements of (loss) income and comprehensive (loss) income.

(vi) On November 17, 2022 the Company granted 4,396,741 RSUs to certain key management of the Company. The RSUs vest in one third increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $208,574 and $79,504 respectively for the year ended December 31, 2023 and December 31, 2022, which is included in operation and administration expenses on the consolidated statements of (loss) income and comprehensive (loss) income.

(vii) On June 1, 2023, the Company granted 4,067,637 RSUs to executives and employees of the Company, which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $355,420 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of (loss) income and comprehensive (loss) income.

(viii) On June 4, 2023, the Company granted 42,000 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $7,825 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of (loss) income and comprehensive (loss) income.

(ix) On July 4, 2023, the Company granted 6,735,356 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2024, 2025 and 2026. The vesting of these RSUs resulted in stock-based compensation of $344,515 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of (loss) income and comprehensive (loss) income.

The vesting of RSUs during the year ended December 31, 2023, resulted in stock-based compensation expense of $949,114 (383,015 for the year ended December 31, 2022), which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).